BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($)	Mar. 16, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Business Combination [Line Items]
Common stock, shares outstanding diluted		4,249,090		4,249,090			4,249,090
Cash		$ 4,634		$ 428,700	$ 627,375		$ 822,799
GNQ INSILICO INC [Member]
Business Combination [Line Items]
Common stock, shares outstanding diluted		26,939,850	26,939,850		22,271,250	21,351,250
Cash		$ 405,632				$ 1,222
Business Combination Agreement [Member] | Subsequent Event [Member] | GNQ INSILICO INC [Member]
Business Combination [Line Items]
Consideration value	$ 500,000,000
Common stock, shares outstanding diluted	50,000,000
Cash	$ 15,000,000
Break up fee	$ 10,000,000